SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1)	9 Months Ended
Sep. 30, 2022 $ / shares shares
Stock options [Member]
Statement [Line Items]
Stock Options Exercisable	3,067,250
Stock Options Outstanding	4,256,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 4 months 13 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 8 months 4 days
Stock options [Member] | August 28, 2023 [Member]
Statement [Line Items]
Expiry Date	Aug. 28, 2023
Stock Options Exercisable	105,000
Exercise Price | $ / shares	$ 1.30
Stock Options Outstanding	105,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	10 months 28 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	10 months 28 days
Stock options [Member] | August 21, 2024 [Member]
Statement [Line Items]
Expiry Date	Aug. 21, 2024
Stock Options Exercisable	126,000
Exercise Price | $ / shares	$ 0.79
Stock Options Outstanding	126,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1 year 10 months 20 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 year 10 months 20 days
Stock options [Member] | August 4, 2025 [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Stock Options Exercisable	1,660,000
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	1,660,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 10 months 6 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 10 months 6 days
Stock options [Member] | March 25, 2027 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2027
Stock Options Exercisable	1,170,000
Exercise Price | $ / shares	$ 1.20
Stock Options Outstanding	2,340,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 5 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 5 months 23 days
Stock Option [Member] | May 4, 2027 [Member]
Statement [Line Items]
Expiry Date	May 04, 2027
Stock Options Exercisable	6,250
Stock Options Outstanding	25,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 7 months 2 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 7 months 2 days
Exercise price | $ / shares	$ 0.92